Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	ASHMORE FUNDS
CIK	dei_EntityCentralIndexKey	0001498498
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 26, 2021
Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2021
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Ashmore Emerging Markets Total Return Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMKIX
Ashmore Emerging Markets Total Return Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMKAX
Ashmore Emerging Markets Total Return Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMKCX
Ashmore Emerging Markets Local Currency Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ELBIX
Ashmore Emerging Markets Local Currency Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ELBAX
Ashmore Emerging Markets Local Currency Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ELBCX
Ashmore Emerging Markets Corporate Income Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMCIX
Ashmore Emerging Markets Corporate Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECDAX
Ashmore Emerging Markets Corporate Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECDCX
Ashmore Emerging Markets Short Duration Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESFIX
Ashmore Emerging Markets Short Duration Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESFAX
Ashmore Emerging Markets Short Duration Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESFCX
Ashmore Emerging Markets Active Equity Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMQIX
Ashmore Emerging Markets Active Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMQAX
Ashmore Emerging Markets Active Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMQCX
Ashmore Emerging Markets Small-Cap Equity Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESCIX
Ashmore Emerging Markets Small-Cap Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESSAX
Ashmore Emerging Markets Small-Cap Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESSCX
Ashmore Emerging Markets Frontier Equity Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EFEIX
Ashmore Emerging Markets Frontier Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EFEAX
Ashmore Emerging Markets Frontier Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EFECX
Ashmore Emerging Markets Equity Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMFIX
Ashmore Emerging Markets Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMEAX
Ashmore Emerging Markets Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMECX
Ashmore Emerging Markets Equity ESG Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESIGX
Ashmore Emerging Markets Equity ESG Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESAGX
Ashmore Emerging Markets Equity ESG Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESCGX
Ashmore Emerging Markets Short Duration Select Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESDAX
Ashmore Emerging Markets Short Duration Select Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESDIX
Ashmore Emerging Markets Short Duration Select Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESDCX
Ashmore Emerging Markets Investment Grade Income Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGIEX
Ashmore Emerging Markets Investment Grade Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGAEX
Ashmore Emerging Markets Investment Grade Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGCEX
Ashmore Emerging Markets Corporate Income ESG Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECIEX
Ashmore Emerging Markets Corporate Income ESG Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECAEX
Ashmore Emerging Markets Corporate Income ESG Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECCEX